Hedge Accounting - Schedule of the Effect of Hedge Accounting on the Financial Position and Performance (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 215,277,000,000	R$ 116,430,000,000
Fair value hedge [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	19,397,000,000	11,868,000,000
Book Value of the hedged item, Liabilities	10,200,000,000	7,436,000,000
Fair value of the hedge item, Assets	20,028,000,000	12,216,000,000
Fair value of the hedge item, Liabilities	11,591,000,000	8,195,000,000
Variation in fair value recognized in income	(760,000,000)	(411,000,000)
Nominal Value	29,788,000,000	19,431,000,000
Variation in fair value used to calculate hedge ineffectiveness	741,000,000	426,000,000
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	9,205,000,000	7,386,000,000
Fair value of the hedge item, Assets	9,616,000,000	7,642,000,000
Variation in fair value recognized in income	411,000,000	256,000,000
Nominal Value	9,205,000,000	7,386,000,000
Variation in fair value used to calculate hedge ineffectiveness	(423,000,000)	(264,000,000)
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value of the hedged item, Liabilities	10,200,000,000	7,436,000,000
Fair value of the hedge item, Liabilities	11,591,000,000	8,195,000,000
Variation in fair value recognized in income	(1,391,000,000)	(759,000,000)
Nominal Value	10,200,000,000	7,436,000,000
Variation in fair value used to calculate hedge ineffectiveness	1,390,000,000	775,000,000
Fair value hedge [Member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	10,192,000,000	4,482,000,000
Fair value of the hedge item, Assets	10,412,000,000	4,574,000,000
Variation in fair value recognized in income	220,000,000	92,000,000
Nominal Value	10,383,000,000	4,609,000,000
Variation in fair value used to calculate hedge ineffectiveness	R$ (226,000,000)	R$ (85,000,000)